Borrowings Under Financing Arrangements	12 Months Ended
Dec. 31, 2021
Borrowings Under Financing Arrangements [Abstract]
BORROWINGS UNDER FINANCING ARRANGEMENTS
9	BORROWINGS UNDER FINANCING ARRANGEMENTS

The balances of the Group’s borrowings under financing arrangements are as following:

	As of December 31,
	2020	2021
Current portion	64,140	40,078
Non-current portion	28,643	44,178
	92,783	84,256

The Group entered into sale and leaseback contracts with certain third-party financial institutions during 2020. The lease items were mainly multi-media computers, video conference equipment, computers and other teaching equipment. The Group considers the substance of these transactions to be debt financing in nature and no gain or loss is recognized upon the sale. Thus, the Group recorded the cash receipt from these transactions as liabilities and accrued the interest using the effective interest method.

The detailed terms of these sale and leaseback contracts are summarized below:

(i)	On April 4 and April 9, 2019, the Group entered into sale and leaseback contracts with Far Eastern International Leasing Co., Ltd. for an aggregated consideration of RMB33,800 repayable in eight instalments until April 23, 2021 with an effective interest rate of 13.0% per annum. The Group recorded the cash receipt of RMB31,600 as a liability and accrued the interest using the effective interest method.

Simultaneously, the Group paid RMB2,864 as deposits which returned in April 2021 and recorded it in prepared expenses and other current assets as of December 31, 2021.

(ii)	On August 14, 2020, the Group entered into sale and leaseback contracts with Haier Financial Leasing Co., Ltd. for a consideration of RMB40,000 repayable in five instalments until August 31, 2021 with an effective interest rate of 5.8% per annum. The Group recorded the cash receipts of RMB38,560 as a liability and accrued the interest using the effective interest method.

The Group paid an aggregate amount of RMB1,200 as deposits. These amounts are recorded in prepaid expenses and other current assets and other non-current assets as of December 31, 2020 respectively.

On August 14, 2020, the Group entered into sale and leaseback contracts with Haier Financial Leasing Co., Ltd. for a consideration of RMB60,000 repayable in thirteen instalments until August 31, 2023 with an effective interest rate of 7.4% per annum. The Group recorded the cash receipts of RMB57,800 as a liability and accrued the interest using the effective interest method.

The Group paid an aggregate amount of RMB1,700 as deposits. These amounts are recorded in prepaid expenses and other current assets and other non-current assets as of December 31, 2020 respectively.

(iii)	On November 1,2021, the Group entered into sale and leaseback contracts with Chengtai Finance Leasing (Shanghai) Co., LTD for an aggregated consideration of RMB55,000 repayable in twelve instalments November 1, 2024 with an effective interest rate of 10.8% per annum. The Group recorded the cash receipt of RMB 51,750 as a liability and accrued the interest using the effective interest method.

The Group paid an aggregate amount of RMB5,000 as deposits, which is expected to be returned in one year. These amounts are recorded in prepaid expenses and other current assets and other non-current assets as of December 31,2021 respectively.